Income Per Share - Schedule of Basic and Diluted Earnings Per Common Share (Details) - USD ($)	3 Months Ended
	Mar. 31, 2019	Mar. 31, 2018
Net Income	$ 13,174,000	$ 5,453,000
Predecessor [Member] | NPS Holdings Limited [Member]
Weighted average basic common shares outstanding		348,457,000
Dilutive potential common shares		24,543,000
Weighted average dilutive common shares outstanding		370,000,000
Net Income		$ 5,453,000
Basic: Less: Earnings allocated to participating securities		198,000
Basic: Net income available to basic common shares		$ 5,991,000
Basic: Basic earnings per common share		$ 0.02
Diluted : Less: Earnings allocated to participating securities		$ 185,000
Diluted : Net income available to diluted common shares		$ 5,978,000
Diluted : Diluted earnings per common share		$ 0.02
Ordinary Shares, Total		$ 0.02
Add-back : Ordinary shares, As reported - basic		348,457,000
Diluted EPS - Ordinary shares		370,000,000
Diluted EPS- Ordinary shares		$ 0.02
Successor [Member]
Weighted average basic common shares outstanding	86,893,775
Weighted average dilutive common shares outstanding	86,893,775
Net Income	$ 13,174,000
Basic: Net income available to basic common shares	$ 13,174,000
Basic: Basic earnings per common share	$ 0.15
Diluted : Diluted earnings per common share	$ 0.15
Ordinary Shares	$ 12,478,000
Non-vested participating shares
Undistributed Successor Period Earnings	12,478,000
Allocation of Undistributed Earnings to Ordinary Shares	13,060,000
Allocation of Undistributed Earnings to Nonvested Shares	$ 114,000
Ordinary Shares, Distributed Earnings
Ordinary Shares, Undistributed Earnings	0.14
Ordinary Shares, Total	$ 0.15
Undistributed & distributed earnings to ordinary shareholders, As reported - basic	$ 13,060,000
Add-back : Undistributed & distributed earnings to ordinary shareholders, Undistributed earnings allocated to nonvested shareholders	114,000
Add-back : Undistributed & distributed earnings to ordinary shareholders, 12,618,680 Private Warrants @ $5.75 per half share (anti-dilutive)
Add-back : Undistributed & distributed earnings to ordinary shareholders, 22,921,700 Public Warrants @ $5.75 per half share (anti-dilutive)
Less : Undistributed & distributed earnings to ordinary shareholders, Undistributed earnings reallocated to nonvested shareholders	(114,000)
Diluted EPS - Ordinary shares	$ 13,060,000
Add-back : Ordinary shares, As reported - basic	86,893,775
Add-back : Ordinary shares, Undistributed earnings allocated to nonvested shareholders
Add-back : Ordinary shares, 12,618,680 Private Warrants @ $5.75 per half share (anti-dilutive)
Add-back : Ordinary shares, 22,921,700 Public Warrants @ $5.75 per half share (anti-dilutive)
Diluted EPS - Ordinary shares	86,893,775
Diluted EPS- Ordinary shares	$ 0.15